Interim Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net revenue	$ 9,377,002	$ 9,398,261	$ 34,787,596	$ 28,495,447
Cost of sales	4,752,352	7,324,971	24,304,957	20,813,619
Gross profit	4,624,650	2,073,290	10,482,639	7,681,828
Operating expenses
Advertising and promotion	34,337	139,163	272,957	440,866
Depreciation and amortization	285,490	294,503	1,260,298	1,040,984
Wages and salaries	1,689,690	1,880,759	7,535,237	5,878,649
Office and general expenses	601,591	797,417	3,122,157	2,395,143
Research and development expenses	2,081	8,628	19,696	18,983
Legal and professional fees	294,296	487,939	1,670,578	1,373,915
License and compliance	5,706	12,760	45,654	51,921
Insurance expenses	98,087	99,571	435,874	435,138
Excise and other taxes	55,166	48,437	300,032	193,368
Lease expenses	184,239	158,402	727,733	716,118
Loss on impairment of goodwill, intangible and long-lived assets			2,337,264	2,661,384
Other gains (losses)			2,035	1,397
Travel and business development	90,300	53,256	344,036	459,807
Total operating expenses	3,340,983	3,980,835	18,073,551	15,667,673
Loss from operations	1,283,667	(1,907,545)	(7,590,912)	(7,985,845)
Other expense
Interest expense	316,834	592,501	2,366,361	5,155,288
Loss (gain) on extinguishment of debt			13,878,098	2,935,029
Change in fair value of contingent consideration				(855,000)
Change in fair value derivative liability	390,405	(3,538,440)	(8,934,632)	6,113,485
Other expense (income)	28,101	51,505	210,321	(20,376)
Total other expense	735,340	(2,894,434)	7,520,148	13,328,426
Loss before provision for income taxes	548,327	986,889	(15,111,060)	(21,314,271)
Provision for income taxes	974,580	721,113	2,518,615	3,307,243
Net loss and comprehensive loss	(426,253)	265,776	(17,629,675)	(24,621,514)
Foreign currency translation			(343)	7,314
Net loss and comprehensive loss attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$ (426,253)	$ 265,776	$ (17,629,332)	$ (24,628,828)
Earnings (loss) per common share - basic	$ (0.002)	$ 0.002	$ (0.10)	$ (0.17)
Weighted average common shares outstanding - basic	259,677,719	174,681,755	184,913,636	142,595,527
Earnings (loss) per common share - diluted	$ (0.002)	$ 0.001	$ (0.10)	$ (0.17)
Weighted average common shares outstanding - diluted	259,677,719	266,662,315	184,913,636	142,595,527